Deferred exploration and evaluation expenditure (Details) - CAD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2023	Dec. 31, 2022
Deferred exploration and evaluation expenditure
Opening balance	$ 35,636	$ 7,771
Exploration and feasibility investments	23,478	14,692
Share based compensation of exploration and feasibility personnel	16,424	8,528
Additions	39,902	23,220
Asset retirement cost	(2,823)	3,670
Foreign currency translation adjustment of subsidiaries	1,540	975
Closing balance	$ 74,255	$ 35,636